[DECHERT LLP LETTERHEAD]

February 24, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	AIP Multi-Strategy Fund A (the “Fund”)

File Numbers 811-22192 & 333-149942

To Whom It May Concern:

I enclose Amendment No. 1 to the Fund’s Schedule TO, to be filed via EDGAR on or about the date hereof in connection with a repurchases offer to be conducted by the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz